Income Taxes - Details of Income Tax Provision (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Canadian	$ 200	$ 159	$ 170
Foreign	365	301	200
Current income tax, Total	565	460	370
Canadian	1	(29)	(6)
Foreign	93	(71)	(40)
Deferred income tax, Total	94	(100)	(46)
Income tax provision, Total	$ 659	$ 360	$ 324